As filed with the Securities and Exchange Commission on May 18, 2017

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 290	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 291	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
220 East Las Colinas Boulevard, Suite 1200
Irving, Texas 75039
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on June 17, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 290 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 17, 2017, the effectiveness of the registration statement for the American Beacon IPM Systematic Macro Fund (the “Fund”), filed in Post-Effective Amendment No. 279 (“PEA No. 279”) on March 3, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.  Since no other changes are intended to be made to PEA No. 279 by means of this filing, Parts A, B and C of PEA No. 279 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 279.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 279.

PART C – OTHER INFORMATION

The Part C for the Fund is incorporated herein by reference to Part C of PEA No. 279.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 290 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on May 18, 2017.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 290 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	May 18, 2017
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 18, 2017
Melinda G. Heika

Gilbert G. Alvarado*	Trustee	May 18, 2017
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	May 18, 2017
Joseph B. Armes

Gerard J. Arpey*	Trustee	May 18, 2017
Gerard J. Arpey

Brenda A. Cline*	Trustee	May 18, 2017
Brenda A. Cline

Eugene J. Duffy*	Trustee	May 18, 2017
Eugene J. Duffy

Thomas M. Dunning*	Trustee	May 18, 2017
Thomas M. Dunning

Alan D. Feld*	Trustee	May 18, 2017
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	May 18, 2017
Richard A. Massman

Barbara J. McKenna*	Trustee	May 18, 2017
Barbara J. McKenna

R. Gerald Turner*	Trustee	May 18, 2017
R. Gerald Turner

*By	/s/ Rosemary K. Behan[1]
Rosemary K. Behan
Attorney-In-Fact

1Signed pursuant to previously filed power of attorney.